Collection Period Ended
31-Oct-2013
Principal Note
Payment Factor
33,968,699.72 0.369252
0.00 1.000000
0.00 1.000000
0.00 1.000000
33,968,699.72
Interest & Principal
Payment
33,994,644.74
127,333.33
179,075.00
108,291.67
$34,409,344.74
Net Liquidation Proceeds
0.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries 0.00 (3) Interest Distributable Amount Class A Notes 440,645.02
Principal Collections 34,945,615.88 (1) Total Servicing Fee 742,740.22
Interest Collections 2,083,909.92 Nonrecoverable Advances to the Servicer 0.00
Total
$440,645.02
Available Funds
Distributions
Class A-3 Notes 0.780000% 179,075.00 0.650000 0.650000
Class A-4 Notes 1.130000% 108,291.67 0.941667 0.941667
Class A-1 Notes 0.220000% 25,945.02 0.093026 121.888292
Class A-2 Notes 0.500000% 127,333.33 0.416667 0.416667
Current Overcollateralization Amount
24,998,755.45 2.50%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Initial Overcollateralization Amount 24,950,218.09 2.50%
Target Overcollateralization Amount 24,998,755.45 2.50%
Pool Balance
1,038,796,554.03
891,288,268.90
855,993,456.54
Amount Percentage
Adjusted Pool Balance 999,950,218.09 858,051,960.48 824,083,260.76
Yield Supplement Overcollateralization Amount 38,846,335.94 33,236,308.42 31,910,195.78
Total Note Balance
975,000,000.00
833,053,205.03
799,084,505.31
Overcollateralization 24,950,218.09 24,998,755.45 24,998,755.45
Class A-3 Notes 275,500,000.00 275,500,000.00 275,500,000.00 0.000000
Class A-4 Notes 115,000,000.00 115,000,000.00 115,000,000.00 0.000000
Class A-1 Notes 278,900,000.00 136,953,205.03 102,984,505.31 121.795266
Class A-2 Notes 305,600,000.00 305,600,000.00 305,600,000.00 0.000000
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Oct-2013 15-Nov-2013
30/360 Days
30
Distribution Date 15-Nov-2013
Interest Period of the Class A-1 Notes (from... to) 15-Oct-2013 15-Nov-2013 Actual/360 Days
Collection Period (from... to) 1-Oct-2013 31-Oct-2013
Determination Date 13-Nov-2013
Record Date 14-Nov-2013
Mercedes-Benz Auto Receivables Trust 2013-1
Investor Report
Amounts in USD
Dates
Collection Period No. 4
Reserve Fund Amount - Ending Balance 2,499,875.55
Reserve Fund Deficiency 0.00
Investment Earnings
plus Net Investment Earnings for the Collection Period 84.94 minus Net Investment Earnings 84.94
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Beginning Balance 2,499,875.55
Aggregate Principal Distributable Amount 33,968,699.72 33,968,699.72
plus top up Reserve Fund up to the Required Amount 0.00
0.00 0.00
Regular Principal Distributable Amount 33,968,699.72
Reserve Fund
Reserve Fund Required Amount
2,499,875.55
Interest Distributable Amount Class A Notes
440,645.02 440,645.02 0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
33,968,699.72 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 108,291.67 108,291.67 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-2 Notes 127,333.33 127,333.33 0.00
thereof on Class A-3 Notes 179,075.00 179,075.00 0.00
Monthly Interest Distributable Amount 440,645.02 440,645.02 0.00
thereof on Class A-1 Notes
25,945.02 25,945.02 0.00
Total Servicing Fee 742,740.22 742,740.22 0.00
Total Trustee Fee
0.00 0.00 0.00
Total Distribution
37,030,648.56
Distribution Detail
Due Paid Shortfall
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
37,030,648.56
(9) Excess Collections to Certificateholders 1,878,563.60
Investment Earnings
1,122.76
(6) Regular Principal Distributable Amount
33,968,699.72
Available Collections
37,030,648.56 (7) Additional Servicing Fee and Transition Costs 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.046%
Principal Recoveries
0.00
Principal Gross Losses 349,196.48
Principal Net Liquidation Proceeds
855,993,456.54 34,597 100.00%
Principal Net Losses 349,196.48
Cumulative Principal Net Losses 476,219.12
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
61-90 Days Delinquent 841,555.91 23 0.10%
0.00
91-120 Days Delinquent 223,719.68 6 0.03%
Total
Delinquency Profile *
Amount
31-60 Days Delinquent 2,147,254.23 66 0.25%
50.26 46.42
Percentage
Current
852,780,926.72 34,502 99.62%
Weighted Average Seasoning (months)
12.41 16.52
34,597
Pool Factor 82.40%
Number of Receivables
As of Cutoff Date Current
Weighted Average APR 2.85% 2.83%
Weighted Average Number of Remaining Payments
Principal Gross Losses
Pool Balance beginning of Collection Period 891,288,268.90
349,196.48
Pool Balance end of Collection Period 855,993,456.54
Cutoff Date Pool Balance 1,038,796,554.03
Principal Collections attributable to Full Pay-offs 12,933,220.73
Principal Purchase Amounts 0.00
Investment Earnings for the Collection Period 1,122.76
35,299
Principal Collections 22,012,395.15
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
37,777
Net Investment Earnings on the Reserve Fund 84.94
Net Investment Earnings on the Collection Account
1,037.82